                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3090
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                              MFS SERIES TRUST VII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 8/31/04

MFS(R) CAPITAL
OPPORTUNITIES FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 08/31/2004                 MFS(R)CAPITAL OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES               $ VALUE
---------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.9%
---------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 90.4%
---------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          623,800          $33,547,964
---------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                        593,400           $8,794,188
---------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                     287,100           $9,752,787
---------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.7%
---------------------------------------------------------------------------------------------------------------------------
American Express Co.^                                                                          384,900          $19,252,698
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          625,166           28,119,967
---------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc                                                                                 934,905           43,547,875
---------------------------------------------------------------------------------------------------------------------------
Freddie Mac^                                                                                   431,500           28,962,280
---------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                     601,500           14,520,210
---------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.^                                                                      1,128,090           32,556,677
---------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.^                                                                          101,300            4,360,965
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc                                                              338,300           18,156,561
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $189,477,233
---------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.6%
---------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.^*                                                                                  325,300          $19,287,037
---------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                              253,800           12,380,364
---------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                                358,281           19,347,174
---------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         208,900           14,441,257
---------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                               563,400           13,448,358
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $78,904,190
---------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.9%
---------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                                                 1,880,300          $52,178,325
---------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"^*                                                                126,000            4,140,360
---------------------------------------------------------------------------------------------------------------------------
Cox Radio,Inc., "A"^*                                                                          135,100            2,271,031
---------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^*                                                            95,000            2,911,750
---------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"^*                                                            71,800            2,706,860
---------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             346,500            5,665,275
---------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                          231,800            7,649,400
---------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.^*                                                                           311,600            6,992,304
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $84,515,305
---------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.^                                                                      34,300           $3,074,995
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc                                                                       546,500           27,909,755
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,984,750
---------------------------------------------------------------------------------------------------------------------------
Business Services - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                 243,600           $8,472,408
---------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            54,200            3,005,390
---------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                                                      158,100            3,198,363
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $14,676,161
---------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
---------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.^                                                                  321,400          $13,582,364
---------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                         666,630           13,125,945
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $26,708,309
---------------------------------------------------------------------------------------------------------------------------
Computer Software - 8.1%
---------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                    147,500           $1,983,875
---------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.^*                                                                     200,000            2,592,000
---------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                                     1,083,000           26,230,260
---------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.^*                                                                                 538,310           10,647,772
---------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                    266,300            9,190,013
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              3,048,980           83,237,153
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  826,959            8,244,781
---------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                528,100            6,474,506
---------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                               340,500           16,330,380
---------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.^*                                                                       740,513           12,381,377
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $177,312,117
---------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
---------------------------------------------------------------------------------------------------------------------------
EMC Corp.^*                                                                                    492,400           $5,303,148
---------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                          208,100           17,623,989
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $22,927,137
---------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.^                                                                           190,400           $8,411,872
---------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                        41,500            1,279,860
---------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.^                                                                       997,200           21,469,716
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $31,161,448
---------------------------------------------------------------------------------------------------------------------------
Containers - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.^*                                                                       1,677,520          $26,924,196
---------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                                475,900            8,442,466
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $35,366,662
---------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"^                                                                   116,800           $6,449,696
---------------------------------------------------------------------------------------------------------------------------
Danaher Corp.^                                                                                  31,140            1,601,219
---------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                           130,300            8,111,175
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.^                                                                        1,141,200           37,419,948
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                     1,093,762           34,256,626
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $87,838,664
---------------------------------------------------------------------------------------------------------------------------
Electronics - 2.5%
---------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^*                                                                           89,200           $2,681,352
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                          351,100           12,190,192
---------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.^*                                                                      324,400            5,154,716
---------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.^                                                                       108,600            3,884,622
---------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.^                                                                97,100            4,217,053
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                       203,400            4,969,062
---------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                             752,300            7,026,482
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.^                                                                       333,500            6,516,590
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                  297,000            8,146,710
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                                                                                                                $54,786,779
---------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                             241,800          $15,671,058
---------------------------------------------------------------------------------------------------------------------------
Entertainment - 4.3%
---------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc                                                              225,100           $7,543,101
---------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                            1,775,849           59,153,530
---------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                             1,190,200           26,719,990
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $93,416,621
---------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
---------------------------------------------------------------------------------------------------------------------------
CVS Corp.^                                                                                     281,500          $11,260,000
---------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                              2,913,100           12,817,640
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $24,077,640
---------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.1%
---------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.^                                                                           478,600          $22,613,850
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.^                                                                                 445,800           22,290,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $44,903,850
---------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
---------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                 257,900           $9,266,347
---------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
---------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                354,400          $16,227,976
---------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                  165,100            6,818,630
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $23,046,606
---------------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.2%
---------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                                                 405,300          $20,054,244
---------------------------------------------------------------------------------------------------------------------------
Target Corp.^                                                                                  397,900           17,738,382
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc                                                                          188,800            9,944,096
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $47,736,722
---------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%
---------------------------------------------------------------------------------------------------------------------------
Allstate Corp.^                                                                                551,200          $26,022,152
---------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.^                                                            346,150           24,659,726
---------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                                              1,000,200           17,003,400
---------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc                                                         317,550           19,421,358
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $87,106,636
---------------------------------------------------------------------------------------------------------------------------
Internet - 1.4%
---------------------------------------------------------------------------------------------------------------------------
eBay, Inc.^*                                                                                   102,000           $8,827,080
---------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                          384,600            8,772,726
---------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                                                 456,200           13,006,262
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,606,068
---------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
---------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.^                                                                                  910,400          $14,648,336
---------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Eaton Corp.^                                                                                    41,200           $2,486,420
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                      45,600            4,162,824
---------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                           71,800            3,903,766
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $10,553,010
---------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
---------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                 301,800           $8,522,832
---------------------------------------------------------------------------------------------------------------------------
HCA,Inc.^                                                                                      165,400            6,419,174
---------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.^*                                                                       105,800            3,400,412
---------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                     1,940,200           20,216,884
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $38,559,302
---------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.4%
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                               422,700          $21,029,325
---------------------------------------------------------------------------------------------------------------------------
Waters Corp.^*                                                                                 210,300            9,108,093
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $30,137,418
---------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.7%
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co.^*                                                                              310,800          $14,933,940
---------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                                         393,000           20,015,490
---------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                         1,258,482           35,086,478
---------------------------------------------------------------------------------------------------------------------------
Noble Corp.^*                                                                                  763,800           30,720,036
---------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.^                                                                              49,624            3,066,763
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $103,822,707
---------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Dell, Inc.^*                                                                                   601,000          $20,938,840
---------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                      348,900            7,002,423
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $27,941,263
---------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.9%
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories^                                                                           697,800          $29,091,282
---------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                                               188,700           11,973,015
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                            1,458,790           84,755,699
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc                                                                               700,960           31,522,171
---------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.^                                                                                  813,753           26,585,311
---------------------------------------------------------------------------------------------------------------------------
Wyeth^                                                                                       1,508,129           55,152,278
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $239,079,756
---------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                      64,500           $2,669,010
---------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.5%
---------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                                            154,300           $7,178,036
---------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.^                                                                     158,500            2,055,745
---------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.^                                                                              405,700           14,832,392
---------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                              132,000            1,993,200
---------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                          104,800            2,007,968
---------------------------------------------------------------------------------------------------------------------------
Staples, Inc.^                                                                                 152,500            4,373,700
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $32,441,041
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                 504,859           $5,598,886
---------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.2%
---------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                  195,700           $5,240,846
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.^*                                                                        1,788,400           33,550,384
---------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                                    241,200            4,223,412
---------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                       305,900            2,789,808
---------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                                    526,900            1,649,197
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $47,453,647
---------------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.8%
---------------------------------------------------------------------------------------------------------------------------
Sprint FON Group^                                                                            2,812,900          $55,357,872
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.^                                                                1,247,435           48,961,824
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               $104,319,696
---------------------------------------------------------------------------------------------------------------------------
Trucking - 0.9%
---------------------------------------------------------------------------------------------------------------------------
FedEx Corp.^                                                                                   131,300          $10,765,287
---------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"^                                                              137,600           10,051,680
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $20,816,967
---------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.6%
---------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                               5,108,100          $17,469,702
---------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                     402,000           16,735,260
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $34,204,962
---------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                             $1,974,831,243
---------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 8.5%
---------------------------------------------------------------------------------------------------------------------------
Australia - 0.5%
---------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR (Broadcast & Cable TV)^                                                    360,500          $10,724,875
---------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.6%
---------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)^*                                                      283,800           $7,407,180
---------------------------------------------------------------------------------------------------------------------------
Ace Ltd.(Insurance)^                                                                            43,420            1,673,841
---------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)^*                                                  211,400            4,887,568
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $13,968,589
---------------------------------------------------------------------------------------------------------------------------
Brazil - 1.0%
---------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)^                                             372,000          $21,490,440
---------------------------------------------------------------------------------------------------------------------------
Canada - 1.3%
---------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)^                                                    40,300           $3,001,544
---------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.(Telecommunications - Wireline)^*                                       6,621,900           24,898,344
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $27,899,888
---------------------------------------------------------------------------------------------------------------------------
Finland - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)^                                            3,116,300          $37,021,644
---------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%
---------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software)^                                                               308,600          $11,251,556
---------------------------------------------------------------------------------------------------------------------------
Ireland - 0.3%
---------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR (Pharmaceuticals)^*                                                         327,500           $7,411,325
---------------------------------------------------------------------------------------------------------------------------
Mexico - 0.4%
---------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR (Telecommunications - Wireless)^                                226,700           $7,764,475
---------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%
---------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR (Telecommunications - Wireline)^*                         410,800          $11,108,032
---------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.7%
---------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.(Computer Software)^*                                                               287,100           $5,770,710
---------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications - Wireless)^                                     1,358,235           31,103,582
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $36,874,292
---------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                           $185,515,116
---------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,950,737,905)                                                               $2,160,346,359
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.1%
---------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.57%, due 9/01/04, at Amortized Cost                       $1,118,000           $1,118,000
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 16.7%
---------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,at Cost and Net Asset Value                   365,616,621         $365,616,621
---------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT              $ VALUE
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs,1.58%,dated 8/31/04,due 9/1/04,
total to be received $2,568,113 (secured by various U.S.Treasury
and Federal Agency obligations in a jointly traded account),at Cost                         $2,568,000           $2,568,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost,$2,320,040,526)                                                           $2,529,648,980
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (15.8)%                                                                       (345,607,299)
---------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $2,184,041,681
---------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                       $2,386,721,260
                                     --------------
Gross unrealized appreciation          $219,992,116
                                     --------------
Gross unrealized depreciation           (77,064,396)
                                     --------------
Net unrealized appreciation            $142,927,720
                                     --------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST VII
              ---------------------------------------------------------


By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President

Date: October 25, 2004
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       ROBERT J. MANNING
                                -----------------------------------------------
                                Robert J. Manning, President
                                (Principal Executive Officer)

Date: October 25, 2004
      ----------------

By (Signature and Title)*       RICHARD M. HISEY
                                -----------------------------------------------
                                Richard M. Hisey, Treasurer (Principal Financial
                                Officer and Accounting Officer)

Date: October 25, 2004
      ----------------


* Print name and title of each signing officer under his or her signature.